UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elkhorn Partners Limited Partnership
Address: 2222 Skyline Drive
         Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title:  Sole Manager of Parsow Management LLC,
        the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature, Place, and Date of Signing:

    /s/ Alan S. Parsow        Elkhorn, Nebraska      November 14, 2007
-------------------------  ----------------------  ----------------------
         [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     71

Form 13F Information Table Value Total:  $112,768
                                        (thousands)

List of Other Included Managers:           NONE

                           FORM 13F INFORMATION TABLE

------------------------ ------------ ------------- ---------- ---------- ------ ---- --------- -------- ------------------------
                                                    Value       Shares/   SH/    Put/  Invstmt   Other      Voting Authority
    Name of Issuer        Title of       CUSIP      (x$1000)    PRN Amt    PRN   Call  Dscretn  Managers
                            Class
------------------------ ------------ ------------- ---------- ---------- ------ ---- --------- -------- --------- ------- ------
                                                                                                            Sole    Shared  None
------------------------ ------------ ------------- ---------- ---------- ------ ---- --------- -------- --------- ------- ------
American Express Co.         COM         025816109        505      8,500     SH         SOLE               8,500
Annaly Cap Mgmt Inc.         COM         035710409        327     20,500     SH         SOLE              20,500
AVI Biopharma Inc.           COM         002346104        230     90,000     SH         SOLE              90,000
Beijing Med Pharm Corp.      COM         077255107      1,132     97,222     SH         SOLE              97,222
Berkshire Hathaway Inc. Del CL A         084670108      6,281         53     SH         SOLE                  53
Berkshire Hathaway Inc. Del CL B         084670207      9,722      2,460     SH         SOLE               2,460
Bristol Myers Squibb Co.     COM         110122108      1,009     35,000     SH         SOLE              35,000
Cae Inc.                     COM         124765108        349     26,000     SH         SOLE              26,000
Capstead Mtg Corp.        PFD B CV       14067E308        177     14,000     SH         SOLE              14,000
CBS Corp. New               CL B         124857202        851     27,000     SH         SOLE              27,000
Chesapeake Energy Corp.      COM         165167107        282      8,000     SH         SOLE               8,000
Citigroup Inc.               COM         172967101        401      8,600     SH         SOLE               8,600
Columbia Labs Inc.           COM         197779101         44     17,000     SH         SOLE              17,000
Comarco Inc.                 COM         200080109      3,759    668,898     SH         SOLE             668,898
Comcast Corp. New         CL A SPL       20030N200      3,306    138,000     SH         SOLE             138,000
Delcath Sys Inc.             COM         24661P104        163     45,480     SH         SOLE              45,480
Dow Chem Co.                 COM         260543103        409      9,500     SH         SOLE               9,500
Elixir Gaming                COM         28661G105        314     71,957     SH         SOLE              71,957
  Technologies Inc.
Enerplus Res FD             UNIT         29274D604      1,086     23,000     SH         SOLE              23,000
Fairfax Fnl Hldgs Ltd      SUB VTG       303901102      5,124     21,000     SH         SOLE              21,000
Friedman Billings Ramsey    REIT         358434108        484    105,000     SH         SOLE             105,000
Gencorp Inc                  COM         368682100        622     52,000     SH         SOLE              52,000
General Electric Co          COM         369604103        749     18,100     SH         SOLE              18,100
Greenlight Capital RE LTD   CL A         G4095J109        223     11,000     SH         SOLE              11,000
Grey Wolf Inc                COM         397888108        531     81,000     SH         SOLE              81,000
Healthcare Rlty TR           COM         421946104        760     28,500     SH         SOLE              28,500
Hollywood Media Corp         COM         436233100      1,048    296,882     SH         SOLE             296,882
Home Depot Inc               COM         437076102        588     21,200     SH         SOLE              21,200
Innodata Isogen Inc        COM NEW       457642205        737    189,945     SH         SOLE             189,945
International Business Mach  COM         459200101      6,679     56,700     SH         SOLE              56,700
Ishares Inc               MSCI JPN       464286848        143     10,000     SH         SOLE              10,000
Johnson & Johnson            COM         478160104        283      4,300     SH         SOLE               4,300
KKR Finl Corp               REIT         482476306      3,235    191,990     SH         SOLE             191,990
K Sea Transn Partners LP    LTDP         48268Y101        947     24,300     SH         SOLE              24,300
LaBranche & Co Inc           COM         505447102        101     21,500     SH         SOLE              21,500
Level 3 Communications Inc   COM         52729N100        249     53,500     SH         SOLE              53,500
Magna Entmt Corp            CL A         559211107        103     45,232     SH         SOLE              45,232
Marsh & McLennan COS Inc     COM         571748102        408     16,000     SH         SOLE              16,000
Martha Stewart Living       CL A         573083102      1,252    107,500     SH         SOLE             107,500
MDC Partners Inc          CL A SUB       552697104        464     42,800     SH         SOLE              42,800
                             VTG
Meade Instruments Corp       COM         583062104         24     11,900     SH         SOLE              11,900
Montpelier Re Holdings Ltd   SHS         G62185106        540     30,500     SH         SOLE              30,500
Mylan Labs Inc               COM         628530107        718     45,000     SH         SOLE              45,000
New York Cmnty Bancorp Inc   COM         649445103        572     30,000     SH         SOLE              30,000
NGas Resources Inc           COM         62912T103        730    107,000     SH         SOLE             107,000
NYSE Euronext                COM         629491101      1,275     16,100     SH         SOLE              16,100
Orbit Intl Corp            COM NEW       685559304      3,835    415,000     SH         SOLE             415,000
Orthologic Corp              COM         68750J107         14     10,000     SH         SOLE              10,000
Osteotech Inc                COM         688582105        267     35,500     SH         SOLE              35,500
Penn Treaty Amer Corp        COM         707874400     13,321  2,280,900     SH         SOLE           2,280,900
Penn West Energy TR         UNIT         707885109        948     30,500     SH         SOLE              30,500
Pfizer Inc                   COM         717081103        220      9,000     SH         SOLE               9,000
Playboy Enterprises Inc     CL A         728117201      1,875    172,000     SH         SOLE             172,000
Playboy Enterprises Inc     CL B         728117300        894     83,200     SH         SOLE              83,200
Polymet Mining Corp          COM         731916102         38     10,000     SH         SOLE              10,000
Possis Medical Inc           COM         737407106      1,672    123,400     SH         SOLE             123,400
Pro Pharmaceuticals Inc      COM         74267T109         10     15,000     SH         SOLE              15,000
Proxymed Inc               COM NEW       744290305         82     27,992     SH         SOLE              27,992
Reading International Inc   CL A         755408101        193     19,600     SH         SOLE              19,600
Rewards Network Inc          COM         761557107      8,395  1,318,502     SH         SOLE           1,318,502
SMF Energy Corp              COM         78453M109         83     65,000     SH         SOLE              65,000
Spacehab Inc                 COM         846243103         45    112,700     SH         SOLE             112,700
Stein Mart Inc               COM         858375108        442     58,100     SH         SOLE              58,100
Student Loan Corp            COM         863902102      1,497      8,300     SH         SOLE               8,300
Taylor Devices Inc           COM         877163105        123     19,500     SH         SOLE              19,500
Time Warner Inc              COM         887317105        606     33,000     SH         SOLE              33,000
USG Corp                   COM NEW       903293405      2,084     55,500     SH         SOLE              55,500
Viacom Inc New              CL B         92553P201      4,522    116,041     SH         SOLE             116,041
Wal Mart Stores Inc          COM         931142103        306      7,000     SH         SOLE               7,000
Weyerhaeuser Co              COM         962166104        940     13,000     SH         SOLE              13,000
White Mtns Ins Group Ltd     COM         G9618E107      8,836     17,000     SH         SOLE              17,000

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